Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.12

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2026H11604	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - XXX Middle Credit Score > XXX Minimum Required.;	XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure is not in file. Coded unknown fees to Affiliate. No change in compliance results. , Client Comment: XXX XXX Non-Material	XXX Missing Employment doc (VOE) - Missing verification of self-employment completed within XXX business days of closing. CPA letter in file dated XXX > XXX business days at closing on XXX. -- Per guidelines, Verification of business existence required within XXX business days of closing. - XXX Received updated guidelines. Agree, no requirement for a VOE under the bank statement program.

XXX Guideline Exception(s) - Subject is located in XXX. -- Per guidelines, XXX, XXX, Primary &XXX, XXX  - XXX Received updated guidelines. Updated guidelines only include XXX and XXX under geographical restrictions.

XXX Missing Source of Funds - Updated - Received Updated Guidelines XXX. Withdrawals over the following months > total deposits: XXX, XXX, XXX, XXX, and XXX. It is noted that XXX, XXX, and XXX the difference between deposits and withdrawals is $XXX or less with average deposits over that three month period of $XXX. NOTE: Review is unable to confirm deposits are business related as the statements do not provide transaction detail for wire transfers, deposits, or checks. Additional detail provided within the original finding. -- Per guidelines section XXX Program Restrictions, A consistent pattern of withdrawals exceeding deposits on a monthly basis or evidence of a decline in earnings may result in disqualification;

Original Finding - Missing source of large deposits. The deposits appear to have been immediately withdrawn and the borrower is indicated to have a XXX% expense ratio and no employees. DTI XXX% > XXX% Max with the large deposits excluded in qualifying.

XXX - Deposits
XXX $XXX Wire, XXX $XXX Wire, XXX $XXX Deposit,XXX $XXX Wire,XXX $XXX Wire, XXX $XXX Deposit

These deposits total $XXX, which isXXX% of the total income for the year. If these deposit are not income related the income stream would be declining and the self-employment income would be ineligible. It is noted that the review calculated income of $XXX excluding the unsourced large deposits is in line with the base income on the prior loan application for the purchase transaction of $XXX as per the fraud report (pg XXX).

XXX $XXX Transfer, XXX $XXX Check XXX,XXX $XXX Check XXX, XXX $XXX Check XXX, XXX $XXX Check XXX, XXX $XXX Check XXX, XXX $XXX Withdrawal,XXX $XXX Transfer

XXX - Deposits
XXX $XXX Deposit, XXX $XXX Deposit, XXX $XXX Deposit
Withdrawals -
XXX $XXX  Check XXX, XXX $XXX Check XXX, XXX $XXX Check XXX, XXX $XXX Check XXX, XXX $XXX Check XXX, XXX $XXX Transfer, XXX $XXX Transfer

Bank statements do not include copies of the cancelled checks.

XXX - Deposit
XXX $XXX Deposit
Withdrawal -
XXX $XXX Transfer

Total unsourced large deposits in the XXX months of $XXX is XXX% of the total deposits over the XXX months reviewed. -- Per guidelines, Large and/or unusual deposits, wire transfers, and transfers from other accounts may require additional documentation including letter of explanation, third party documentation, etc., or may be removed from consideration. Evidence of a decline in earnings may result in disqualification. - XXX Received response from lender, While income variability is present, the deposit history does not demonstrate a sustained or directional decline in earnings as contemplated by the guideline. The most recent XXX period concludes with strong deposits, including a material inflow in XXX, which contradicts a downward earnings trend. The guideline references “XXX,” not uneven deposit timing or concentration, and no evidence has been provided that recent deposits are non-recurring or ineligible. -- Agree, guideline does not address irregular deposit trend, only declining income. Withdrawals over XXX months > deposits, but there is no pattern. Income has decreased over the most recent XXX months, so most recent XXX months used for review as required per guidelines.

XXX CLTV Exceeds Max Allowed - XXX% CLTV > XXX% Max Allowed. Property was acquired XXX < XXX months from the application date of XXX. -- Per guidelines, If the subject property was acquired ≥ XXX but < XXX months from application date, the appraised value may be used to determine loan-to-value when the following applies:
Clear Capital CDA, Field Review, or FNMA Collateral Underwriter/ FHLMC Loan Collateral Advisor Review w/score of XXX or less (copy of the Submission Summary Report required)
Maximum XXX% LTV - XXX Received updated guidelines. Guideline seasoning requirement for cash-out HELOC is XXX months. Finding is cleared as seasoning requirement is met.

CRED 0138 Missing CPA Letter - NEW - Received updated guidelines XXX. Missing CPA letter confirming borrowers expense factor of XXX%. -- Per guidelines section 16.8.2 Minimum Expense Ratio, Amounts less than XXX% would require: a third party prepared, CPA/Tax Preparer Statement. - XXX Finding is cleared with the CPA letter confirming borrowers expense ratio of XXX%.

2026H11603	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure is not in file. Coded unknown fees to Affiliate. No change in compliance results. , Client Comment: XXX EV2/B Non-Material	XXX Income Documentation is Insufficient - Missing pension award letter documenting $XXX pension income per month. The loan does not qualify without the use of the pension income. Per UW worksheet an award letter was provided. - XXX Finding is cleared with the attached email from XXX Retirement System confirming borrower lifetime pension.

XXX Missing proof of PITI payment on non-subject property - Missing documented insurance for non-subject REO, XXX(pg XXX, XXX). Final DTI calculation is pending receipt of the undocumented liability. - XXX Finding is cleared with the attached XXX report confirming the potential undisclosed REO belongs to the father with shared name, homestead exemption noted.

XXX Final 1003 Application is Incomplete - REO schedule does not include additional REO identified in the PDR and fraud report (pg XXX, XXX). The PDR reflects a homestead exemption, but subject is indicated to be owner occupied. Disposition of the property is to be confirmed. - XXX Finding is cleared with the attached XXX report confirming the potential undisclosed REO belongs to the father with shared name, homestead exemption noted.

2026H11602	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Min Required.;	XXX Missing Affiliated Business Disclosure - XXX and FACTS Disclosures are not in file. (XXX is a XXX, AVM fee paid to lender, so no fees appear to be paid to a possible affiliate)., Client Comment: XXX EV2/B - Non-Material	XXX Missing Letter of Explanation - Missing letter of explanation addressing the most recent overdraft reported XXX (pg XXX). The letter in file does not address the overdraft in XXX (pg XXX). - XXX Finding is cleared with the attached LOE.

2026H11605	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Missing Affiliated Business Disclosure - XXX and XXX Disclosures are not in file. Fees paid to a national level provider and not tested as an affiliate., Client Comment: XXX XXX - Non-Material

XXX Missing Employment doc (VOE) - Missing verification of business, Tot XXX, existence within XXX business days of closing XXX, as required per guidelines XXX, Client Comment: EV2/B - Finding is downgraded to EV2/B with the attached post-consummation dated SOS search which is in support of the SOS in file.	XXX Missing Letter of Explanation - Missing letter of explanation from the borrower unknown address, XXX, reporting under the borrowers social security number on the credit report and fraud report (pg XXX, XXX). - XXX PDR confirms owner of property sharing similar name, XXX.

XXX Missing Lender Project XXX Classification - Missing lender's XXX project approval with warrantable or non-warrantable classification. No HOA Questionnaire provided in file.-- Per guidelines, Property Types - Eligible: Warrantable XXX; Ineligible: Non-Warrantable XXX, XXX, or Age-Restricted Communities. - XXX Received updated guidelines. Per XXX, HELOCs: meet the HELOC XXX Requirements detailed in Section 2.9.3.5. Per 2.9.3.5, XXX for XXX - XXX for XXX is acceptable if the policy shows the effective dates, at least $XXX in general liability coverage per occurrence, and references the subject property address or XXX project name.
Walls-In
When the XXX does not contain walls-in coverage, an XXX policy is also required showing the subject property address, the effective dates, and the total annual premium. The annual premium must be included in the proposed housing expense.
--Finding is cleared with the attached master evidence of liability insurance. Master evidence of property and XXX insurance is in file.

XXX Missing Copy of Original Appraisal report -XXX. Only PCI provided for review. -- Per guidelines 15.9.2 - For loan amounts < $XXX, one of the following is required:  AVM from approved provider with acceptable forecast standard deviation (XXX) score and confidence rating:
Approved providers include: XXX, XXX, XXX, XXX, XXX, XXX, and XXX.
Acceptable confidence ratings are ≥ XXX% and acceptable FSD scores are ≤ XXX.
AVMs must include property condition report or comparable report.
Note: If the AVM does not provide the required FSD score or confidence rating, AVM is considered ineligible, and an Exterior-Only or Full Interior Appraisal is required.
iQuant Ext Appraisal Report
Exterior-Only Inspection Residential Appraisal Report (FNMA Form XXX or XXX)
Full Interior Appraisal (FNMA Form 1004, XXX, or XXX - XXX Reviewed to updated premiere guidelines. Per gl, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV ≤XXX% - XXX, XXX, XXX, XXX, XXX, XXX, or XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI). -- Finding is cleared. XXX score of XXX > XXX.

XXX Entity Documentation is Insufficient - Missing CPA letter or operating agreement confirming borrowers  XXX% ownership of Tot XXX. -- Per guidelines 8.4.2, Ownership percentage must be documented via CPA letter, Operating Agreement, or equivalent. - XXX Finding rereviewed to the updated premiere guidelines. Per guidelines, Third Party accountant letter, Operating agreement(single member) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: XXX, Articles of Incorporation, EIN (must reflect sole proprietor)). -- Finding is cleared with the corporate minute book and stock ledger posted from XXX on XXX, corporate data reflects borrower as shareholder with XXX shares.

2026H11606	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Missing Affiliated Business Disclosure - XXX and XXX Disclosures are not in file. Tested fees as paid to providers and not to affiliates., Client Comment: XXX EV2/B Non-Material

NOTE XXX Scrivener's Error - Address zip code on Note is listed as XXX which is inaccurate for XXX. Title Commitment lists zip code as XXX., Client Comment: XXX uploaded

XXX Scrivener's Error - Address zip code on Mortgage is listed as XXX which is inaccurate for XXX XXX. Title Commitment lists zip code as XXX., Client Comment: XXX uploaded	XXX Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - XXX lists expiration date as XXX. HUD Settlement Statement lists the disbursement date as XXX. (Closing Page XXX, XXX) -- The loan disbursement date (XXX) is earlier than, or the same day as, the calculated "XXX" (XXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) - XXX Finding is cleared with the attached corrected settlement statement, Disbursement and Interest From Date XXX.

2026H11607	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on XXX.;	XXX Missing Affiliated Business Disclosure - XXX and XXX Disclosures are not in file. XXX is national level provider, no fees tested as paid to an affiliate., Client Comment: XXX XXX/XXX - Non-material	XXX HOA Payment is not verified - Missing verification of the HOA fee of $XXX. - XXX Finding is cleared with the attached HOA payment coupon.

XXX Missing Letter of Explanation - Letter of explanation to source large deposits is insufficient, explanations do not identify which deposits are being addressed.  - XXX Finding is cleared with lender's posted response and supporting documentation.

XXX Credit Documentation is Insufficient - Credit inquiry letter indicates that a new credit card was opened as a result of the BOA credit inquiry on XXX (pg XXX), however the new tradeline is not reporting on the credit report. Missing verification of the new liability.  - XXX Finding is cleared with the attached billing statement, BOA XXX, that shows the borrower receiving promotional APR of XXX% on balance transfer.

XXX Missing Inter XXX - Missing certificate of Trust and/or Trust agreement, XXX  Revocable Trust dated XXX. - XXX Finding is cleared with the attached copy of the trust agreement.

XXX is expired. - Missing master property insurance renewal. Master policy in file expired XXX. - XXX Finding is cleared with the attached unexpired master evidence liability insurance. Master certificate of property insurance with new expiration date of XXX previously.

2026H11609	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Missing Affiliated Business Disclosure - XXX and XXX Disclosures are not in file. Title fees paid to a national level provider, no fees tested as paid to an affiliate., Client Comment: XXX XXX Non-material	XXX Missing proof that all title holders received a copy of the Final CD at or prior to closing - Missing settlement statement signed by non-borrowing spouse and title holder, XXX. The settlement statement reflects the incorrect name, XXX, instead of XXX for the non-borrowing spouse. The borrower lined through and initialed what was supposed to be the non-borrowing spouses signature line. - XXX Finding is cleared with the attached settlement statement signed by non-borrowing spouse and title holder.

XXX Unacceptable transaction type - Cash Out refinance is not allowed for loan amounts $XXX-$XXX with credit score of < XXX. Borrowers middle credit score XXX. - XXX Received updated matrix, minimum credit score required for cash out refi with LTV XXX% or less is XXX.

XXX Missing Copy of Original Appraisal report - Missing AVM + PCI, AVM score XXX with Value $XXX, per UW comments. -- Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX% - Clear Capital, Collateral Analytics, XXX, XXX, XXX, XXX, or XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI). - XXX Finding is cleared with the attached AVM+PCI with confidence score > XXX.

XXX Missing proof of PITI payment on non-subject property - Missing documented insurance liability, or confirmation of none, from borrower for non-subject REO:
XXX
XXX
XXX - XXX Agree, FNMA only addresses mortgaged real estate in qualifying impact of other REO, as insurance is at the owners discretion for properties owned free and clear.

XXX Missing Verification of Liability (Contingent or Otherwise) - Missing XXX Annual HOA billing statement for subject property. Billing statement in file is dated > XXX days at closing (pg XXX). -- Per guidelines, Credit, Income and Assets = XXX days. - XXX Can the borrower provide bank statement, email from HOA, or cancelled check showing that the XXX payment was made?

XXX Back-end Ratio exception (DTI) - Review DTI XXX% > XXX% Max Allowed. Income calculator included $XXX Payment Correction on XXX and a transfer of $XXX posted XXX excluded for review. - XXX Finding is cleared with the attached revised income calculation, 1008 / 1003, and loan approval. Review DTI XXX% with Together liability that was paid at closing excluded. Updated approved DTI XXX%, variance < XXX%. Revision is considered non-material as the qualifying income was decreased.

2026H11608	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Missing Affiliated Business Disclosure - XXX not in file. Coded unknown fees to Affiliate. No change in compliance results. , Client Comment: XXX XXX - Non-Material	XXX Missing Copy of Original Appraisal report - Missing AVM, only PCI provided in file. Per UW notes, AVM pulled at submission came in with an acceptable confidence score. --
Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV ≤XXX
Clear Capital, Collateral Analytics, CoreLogic, HouseCanary, Homegenuis, Quantarium, or Veros AVM with a confidence rate > XXX% and Property Condition Inspection (PCI). - XXX Finding is cleared with the attached AVM, confidence score XXX%.

GIDE 0001 Guideline Exception(s) - Withdrawals > deposits in XXX of XXX months period reviewed. -- Per guidelines, A consistent pattern of withdrawals exceeding deposits on a monthly basis or evidence of a decline in earnings may result in disqualification. - XXX Lender provided response, Our initial underwriting determination—and our subsequent confirmatory review—did not conclude that the subject account reflects a consistent pattern of withdrawals exceeding deposits on a monthly basis that would warrant disqualification under the applicable guideline.

While certain months reflect withdrawals in excess of deposits, the activity does not evidence a decline in earnings, deteriorating liquidity, or unsustainable cash flow. Over the period analyzed, the account reflects aggregate deposits in excess of $XXX, with net excess withdrawals of approximately $XXX, equating to an average net outflow of approximately $XXX per month. In the context of the overall deposit volume, this variance is immaterial and not indicative of financial stress.

The borrower further demonstrates a strong and well-established credit profile, including a XXX credit score and no reported late payments of any kind since XXX, supporting a long-standing history of responsible debt management.

From an income stability standpoint, the borrower has XXX years of continuous self-employment. The account activity reviewed does not exhibit characteristics typically associated with adverse business performance—such as escalating deficits, erratic withdrawal behavior, or reliance on debt to sustain operations—but instead reflects routine liquidity management.

Based on the totality of the borrower’s credit, income, and cash-flow profile, we conclude that the observed deposit and withdrawal activity does not represent a material risk factor and does not warrant disqualification under the guideline, which expressly provides that such patterns may, but do not automatically, result in disqualification.

--Agree, with posted response. Review confirmed borrower is maintaining an average remaining balance sufficient to support XXX months qualifying income, thus no indication of depleting reserves. XXX+ years self-employment verified and XXX months satisfactory mortgage rating confirmed on subject / primary residence. It is noted that the amount withdrawn increased during the summer months while the borrower was completing a large commercial project and has since declined since the project was completed and payment posted to the account.

XXX Entity Documentation is Insufficient - Missing business questionnaire as required per guidelines 16.4.1. - XXX Finding is cleared with the attached self-employed business narrative form. Guidelines do not explicitly state what information is required. Attached form includes name of business, ownership percentage, legal structure, and nature of business.

2026H11612	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Verified housing payment history - Credit report confirms XXX+ months satisfactory mortgage rating.;	XXX Guideline Exception(s) - Loan is vested in the name of XXX. -- Per guidelines XXX, Vesting is not permitted in the name of an LLC, XXX., Client Comment: XXX Exception granted to vest under LLC

XXX Non-Arms Length Transaction - Potential non-arm's length transaction between the borrower, XXX, and loan officer, XXX, was not satisfactorily addressed (pg XXX, XXX). -- Per guidelines 4.8, Non-arm’s length transactions are not allowed. These include but are not limited to affiliates of the applicant such as: Owners, employees or family members of the origination lender., Client Comment: XXX EV2/B - Investor Acknowledged Exception

XXX Missing personal guarantee(s). - Borrower is LLC. Missing Personal Guaranty signed by individual member of LLC. -- Per guidelines 4.14, Borrowers must be personally obligated on the transaction., Client Comment: XXX	XXX File Documentation is Incomplete (Compliance) - Missing first payment letter. - XXX Finding is cleared with the attached first payment letter.

XXX Missing Third Party Appraisal Review - Missing AVM with to support the value of $XXX. Only PIC provided. -- Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV ≤XXX% - Clear Capital, Collateral Analytics, XXX, XXX, XXX, XXX, or XXX XXX with a confidence rate > XXX% and Property Condition Inspection (PCI). - XXX Finding is cleared with the attached AVM; confidence score XXX% > XXX% required.

XXX Credit Documentation is Insufficient - XXX. Missing the following documents:

1) Articles of Incorporation,
2) EIN verification or W9 for the borrowing entity,
3) Letter from borrower confirming the LLC was established to manage real estate. -- Per guidelines, Purpose of the LLC is for the ownership and management of real estate.
4) Business purpose affidavit. -- Per guidelines, The Lender must ensure loans vested in an LLC are solely business-purpose loans for the purchase or refinance of investment properties. - XXX Finding is cleared with the attached letter, This is to confirm that my entity XXX was formed for the purpose of owning and managing real estate.

2026H11611	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Missing Affiliated Business Disclosure - XXX and XXX Disclosures are not in file., Client Comment: XXX EV2/B Non-Material	XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing the documented insurance premium for subject property. EOI in file does not reflect the premium, XXX #XXX (pg XXX). - XXX Finding is cleared with the attached EOI that shows the annual premium.

XXX Income Calculation Discrepancy - Approved DTI XXX% / Review Calculated DTI XXX%, Variance > XXX% is due to ineligible deposits being included in qualifying. Review excluded documented draw reimbursements and buyout which is not considered income. Finding can be cleared upon receipt of an updated 1008/1003 with ineligible deposits excluded:
$XXX (pg XXX);
$XXX (pg XXX);
$XXX (pg XXX);
$XXX (pg XXX); - XXX Finding is cleared with the attached revised 1008/1003; approved DTI XXX%.

XXX Missing Employment doc (VVOE) - Missing SOS/Certificate of Good Standing, XXX Real Estate and Investments LLC. The entity was established XXX, and the business license does not reflect the self-employment business in the employment section (pg XXX, XXX). Borrower primarily receives income from other sources than real estate commission from Cooper Mountain Realty, which is listed as the employer on the business license. - XXX Finding re-reviewed and cleared. Self-employment is satisfactorily documented with the active business license supported with XXX-months bank statements. File includes copies of cancelled checks and settlement statement to source income from real estate investments and property management associated with XXX II Investments; XXX  that was sold by XXX  for which the borrower received payoff and reimbursement for construction costs used XXX Realty which is where the borrower is employed. Borrower is doing business in his name individually, not in the name of the business provided on the operating agreement in file. The real estate license continuing education history shows courses in real estate investing and understanding the landlord tenant act completed in XXX, which is in-line with the explanation in file that says he expanded his business to include real estate investments and property management.

XXX Fraud report alerts have not been addressed - Missing PDR, XXX, that was used to address the potential undisclosed REO finding (pg XXX,XXX). - XXX Finding is cleared with the attached PDR evidencing borrower no longer has ownership of the property.

2026H11610	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX Missing Affiliated Business Disclosure - XXX/XXX not in file. , Client Comment: XXX EV2/B - Non-Material

XXX Missing Employment doc (VVOE) - Missing verification of self-employment, XXX, evidencing XXX months self-employment. CPA letter only confirms ownership percentage, not length of self-employment. XXX full years employment is required to be verified. Operating agreement, articles, and/or SOS were not provided in file to document XXX years existence., Client Comment: XXX EV2/B - Finding is downgraded with the post-consummation dated SOS that confirms XXX+ months self-employment and an active business status, which is in support of the pre-consummation dated CPA letter and XXX months bank statements in file.	XXX Appraisal is Incomplete - Missing PCI + AVM with confidence score of XXX, as noted on in the underwriter notes (pg XXX).
--Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX%
- XXXl, XXX, XXX, XXX, XXX, XXX, or XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI) - XXX Finding is cleared with the attached PCI. AVM previously presented.

XXX Initial 1003 Application is Incomplete - Missing the initial 1003/Application. Application date is indicated to be XXX (pg XXX), but the earliest 1003/Application wasn't signed by until XXX by XXX (pg XXX) or XXX by the borrower (pg XXX). -XXX Finding is cleared with the application that was signed XXX by XXX (pg XXX) and XXX by the borrower (pg XXX). Application date is documented in file, which was used for review.

2026H11613	XXX	XXX	XXX	XXX	XXX	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX XXX Fees Used for Testing Variance - XXX Settlement Fees do not include the XXX Review Fee included on the XXX. The XXX does not show the $XXX lender credit included on the HUD-1 but includes a $XXX recording fee paid by lender not on the HUD-1. (Page XXX, XXX), Client Comment: XXX EV2/B - Non-Material. XXX Review fee was not disclosed to the borrower at initial disclosure, nor on final settlement statement-resulting in overdisclosure of fee on the HELOC agreement. Lender stated that the fee was not charged to the borrower at the time of close. Additionally, a lender credit does not have to be disclosed on the HELOC agreement.

											XXX Missing Affiliated Business Disclosure - XXX and XXX Disclosures are not in file. Unable to verify if affiliates were used., Client Comment: XXX XXX - Non-Material		XXX - Schedule A Exception - Title Commitment does not include Legal Description. (Page XXX) - XXX Finding is cleared with the attached Schedule A Legal Description.
2026H11614	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.;	XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure is not in file. Coded unknown fees to Affiliate. No change in compliance results.
, Client Comment: XXX EV2/B Non-Material

XXX Homeownership Counseling Disclosure was not provided within XXX business days of application - Homeownership Counseling Disclosure (pg XXX) is dated XXX. Initial app date per the Data Entry Proof, XXX, and Fraud Report is XXX (pg XXX). , Client Comment: XXX EV2/B - Non-Material	APPR 0002 Appraisal is Incomplete - Missing AVM + PCI as indicated to have been obtained as per the underwriting narrative.
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Per guidelines, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX%: XXX, XXX, XXX, XXX, XXX, XXX,
or XXX with a confidence rate > XXX% and Property Condition Inspection (PCI) - XXX Finding is cleared with the attached XXX.

XXX Important Terms of HELOC Disclosure was not provided within XXX business days of application - Important Terms of HELOC Disclosure (pg XXX) is dated XXX.  Initial app date per the Data Entry Proof, XXX, and Fraud Report is XXX (pg XXX).  - XXX Broker confirmed lender app date XXX, timing requirement met.

XXX What you Should Know About HELOCS Brochure was not provided within XXX business days of application - What you Should Know About HELOCS Brochure (pg XXX) dated XXX.  Initial app date per the Data Entry Proof, XXX, and Fraud Report is XXX (pg XXX).  - XXX Broker confirmed lender app date XXX, timing requirement met.

XXX Loan Amount Exception - Premier Matrix dated XXX reflects a minimum loan amount of $XXX. Lender to confirm product and matrices used. - XXX TPR set in error, XXX do not show a minimum loan amount.

2026H11617	XXX	XXX	XXX	XXX	XXX	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Entity Documentation is Insufficient - SOS search indicates that the self-employment business, XXX XXX, is not in good standing. , Client Comment: XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.	XXX Affiliated Business Disclosure Not Provided Within XXX Business Days of Application - Missing initial XXX. XXX provided (page XXX) is dated XXX - XXX Finding is cleared with the attached XXX issued within XXX business days of the application date.

XXX Credit Documentation is Insufficient - Missing evidence of the hazard insurance premium. EOI in file does not show the annual premium. - XXX  Finding is cleared with the attached EOI that includes the policy premium.

XXX Back-end Ratio exception (DTI) - Review DTI XXX% / Approved DTI XXX% (Max XXX%), difference is due to the qualifying payment on subject property. Lender approved the borrower based on the escrowed taxes and insurance on first lien of $XXX, however the payment is not sufficient to cover the documented annual property tax of $XXX or $XXX/mo per title search (pg XXX). Provide a copy of the most recent property tax bill to verify actual property tax. - XXX Finding is cleared with the attached property tax bill reflecting an annual property tax of $XXX.

XXX - Schedule B Exception - Missing evidence that the borough XXX against the borrower dated XXX in the amount of $XXX has been paid (pg XXX)
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Per guidelines 20.5.2, All judgments or liens affecting title must be paid, as title must insure our lien position without exception. - XXX Finding is cleared with the attached payment receipt for $XXX referencing #XXX, which matches to title.

2026H11616	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Missing Affiliated Business Disclosure - XXX not in file. , Client Comment: EV2/B Non-Material

XXX Entity Documentation is Insufficient - SOS search indicates that the self-employment business, XXX, is not in good standing (pg XXX). , Client Comment: XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.	XXX APN Number is not listed on Security Instrument - Mortgage is missing Exhibit A (pg XXX). - XXXTitle agent confirmed that the Exhibit A to the title commitment was being recorded with the Mortgage.

APPR XXX Appraisal is Incomplete - Missing Property Condition Inspection (PCI). AVM provided.
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Per guidelines 20.2, Second Lien HELOCs: Loan Amount ≤ $XXX AND LTV XXX%: XXX, XXX, XXX, XXX, XXX, XXX, or XXX AVM with a confidence rate > XXX% and Property Condition Inspection (PCI) - XXX Finding is cleared with the attached PCI.

2026H11618	XXX	XXX	XXX	XXX	XXX	XXX	Low DTI - Review DTI XXX < XXX% Max.; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Missing Affiliated Business Disclosure - Missing XXX., Client Comment: XXX EV2/B - Non-Material

XXX Unacceptable Mortgage History - Missing investor acknowledged exception for no XXX housing history (FICO < XXX Requires XXX). Borrower has XXX satisfactory mortgage rating from cash out transaction completed XXX. The property was acquired XXX. 1003 indicates that they lived rent free for prior XXX years.
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Per guidelines 5.14.3 Bank Statement, A borrower who has not paid rent/housing in the past XXX months while living with friend or family will not be considered rent free if they can document rent/mortgage for the XXX months prior with XXX history. If the prior XXX was rent, then XXX months cancelled checks would be required.

, Client Comment: XXX Exception attached.	APP 0003 Missing Initial 1003 Application - Early disclosures provided are dated XXX. Earliest application (page 1) is dated XXX. - XXX attached snippet from the lenders LOS confirms an application date of XXX.

HELC 0005 HELOC Early Program Disclosure was not provided within XXX business days of application - HELOC Early Program Disclosure is not dated. The disclosure was signed XXX > XXX business days form the application date of XXX. - XXX Finding re-reviewed and cleared. Audit Trail previously provided for the initial disclosure package shows that the disclosures sent XXX were not reviewed by the borrower until XXX, which included the Early Arm Disclosure (Custom ARM Disclosure).

2026H11619	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.;	XXX Entity Documentation is Insufficient - Missing evidence of current statement status in XXX. Or investors acknowledgment of the businesses past due status. SOS search reflects a past due statement status indicating that the business is not in good standing; next statement due XXX (pg XXX)., Client Comment: XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.	XXX Missing Affiliated Business Disclosure - Missing lender's affiliated business disclosure or evidence the lender does not have any affiliated business relationships to disclose. - XXX Finding is cleared with the attached executed XXX issued at applicaiton.

XXX Fraud report alerts have not been addressed - Missing documentation used to address the potential undisclosed property and foreclosure on XXX (pg XXX, XXX); XXX is still active and transaction history shows distressed sale XXX. If the borrower still owns the property a revised 1003/1008 and VOM is required. Foreclosure, Deed-in-Lieu, Forbearance, Modifications, or XXX days late seasoning requirement is XXX years. - XXX VOM received reflecting no history of late payments. XXX met with this VOM.  The property itself is no longer owned by the borrower as it has been transferred to an LLC.

XXX Missing Business Narrative - Missing completed business narrative, as required per guidelines. Form in file was not completed. - XXX Finding is cleared with the attached business narrative.

2026H11615	XXX	XXX	XXX	XXX	XXX	XXX	Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% HLTV < XXX% Max Allowed.;	XXX Entity Documentation is Insufficient - XXX status is active, but the statement status is past due indicating that the business is not in good standing. Missing evidence that the biennial statement has been filed and outstanding dues paid. , Client Comment: XXX Lender acknowledges the exception based on the active business status with past due status not appearing to impede the business’ ability to operate.

											COMP 0010 Missing Affiliated Business Disclosure - Missing affiliated business disclosure., Client Comment: XXX XXX Non-Material		XXX Appraisal is Incomplete - Missing AVM and Property Condition Inspection, as per underwriter notes. No property valuation in file. - XXX Finding is cleared with the attached XXX.